Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 92.1%
Communication Services - 2.0%
Cable One, Inc.	894	$647,202
Frontier Communications Parent, Inc. (a)(b)	38,880	708,005
Iridium Communications, Inc.	21,920	1,151,896
J2 Global, Inc. (a)	8,232	596,985
Nexstar Media Group, Inc. (b)	6,250	1,167,000
TEGNA, Inc.	39,674	670,490
The New York Times Co. - Class A (b)	28,466	1,160,274
TripAdvisor, Inc. (a)	18,646	347,748
World Wrestling Entertainment, Inc. - Class A	7,538	791,490
ZoomInfo Technologies, Inc. (a)	46,914	1,199,591
		8,440,681
Consumer Discretionary - 15.0%
Adient PLC (a)	16,464	700,708
Aramark	45,326	1,829,811
Autoliv, Inc.	13,490	1,361,546
AutoNation, Inc. (a)(b)	5,456	878,307
Boyd Gaming Corp.	13,390	914,805
Brunswick Corp. (b)	12,300	1,061,613
Capri Holdings Ltd. (a)	21,920	809,067
Carter's, Inc. (b)	6,546	491,015
Choice Hotels International, Inc. (b)	4,662	609,556
Churchill Downs, Inc. (b)	11,506	1,332,970
Columbia Sportswear Co.	6,150	483,451
Crocs, Inc. (a)	10,812	1,171,480
Deckers Outdoor Corp. (a)	4,662	2,534,683
Dick's Sporting Goods, Inc. (b)	10,910	1,538,310
Five Below, Inc. (a)(b)	9,720	2,025,065
Foot Locker, Inc. (b)	14,084	378,437
Fox Factory Holding Corp. (a)(b)	7,340	821,346
GameStop Corp. (a)(b)	44,038	977,644
Gentex Corp.	40,664	1,365,497
Graham Holdings Co. - Class B	696	408,378
Grand Canyon Education, Inc. (a)	5,356	581,394
H&R Block, Inc. (b)	26,482	890,060
Harley-Davidson, Inc.	22,812	880,771
Helen of Troy Ltd. (a)(b)	4,266	602,786
Hilton Grand Vacations, Inc. (a)	13,390	622,635
KB Home (b)	13,986	754,824
Kohl's Corp. (b)	19,638	558,701
Lear Corp.	10,316	1,596,504
Leggett & Platt, Inc. (b)	23,210	679,125
Light & Wonder, Inc. (a)(b)	15,870	1,115,661
Lithia Motors, Inc. (b)	4,762	1,478,744
Macy's, Inc. (b)	47,410	786,532
Marriott Vacations Worldwide Corp. (b)	6,448	828,632
Mattel, Inc. (a)	61,592	1,311,910
Murphy USA, Inc.	3,472	1,066,008
Nordstrom, Inc. (b)	19,936	460,721
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	10,018	730,112
Papa John's International, Inc. (b)	5,158	426,567
Penn Entertainment, Inc. (a)(b)	26,780	704,046
Planet Fitness, Inc. - Class A (a)(b)	14,778	998,106
Polaris, Inc. (b)	9,324	1,266,572
PVH Corp.	10,910	977,972
RH (a)(b)	3,076	1,194,011
Service Corp. International	26,284	1,751,829
Skechers U.S.A., Inc. - Class A (a)	23,408	1,301,017
Taylor Morrison Home Corp. (a)	18,944	917,268
Tempur Sealy International, Inc.	29,954	1,336,847
Texas Roadhouse, Inc. (b)	11,704	1,305,581
The Gap, Inc. (b)	37,690	388,207
The Goodyear Tire & Rubber Co. (a)	49,294	792,648
The Wendy's Co.	29,358	630,903
Thor Industries, Inc.	9,324	1,076,829
Toll Brothers, Inc.	17,952	1,442,084
TopBuild Corp. (a)	5,556	1,521,955
Topgolf Callaway Brands Corp. (a)(b)	24,200	483,274
Travel + Leisure Co.	13,292	541,383
Under Armour, Inc. - Class A (a)	33,624	271,009
Under Armour, Inc. - Class C (a)	33,722	250,217
Valvoline, Inc.	24,281	921,950
Visteon Corp. (a)(b)	4,960	764,286
Williams-Sonoma, Inc. (b)	11,406	1,581,328
Wingstop, Inc.	5,258	886,394
Wyndham Hotels & Resorts, Inc.	14,978	1,167,086
YETI Holdings, Inc. (a)(b)	15,076	642,238
		62,180,416
Consumer Staples - 4.3%
BellRing Brands, Inc. (a)	23,110	830,804
BJ's Wholesale Club Holdings, Inc. (a)	23,408	1,552,184
Casey's General Stores, Inc.	6,448	1,629,152
Celsius Holdings, Inc. (a)	7,142	1,033,447
Coca-Cola Consolidated, Inc.	794	502,928
Coty, Inc. (a)	63,774	767,839
Darling Ingredients, Inc. (a)(b)	27,772	1,923,211
Energizer Holdings, Inc.	11,804	421,403
Flowers Foods, Inc.	33,524	828,378
Grocery Outlet Holding Corp. (a)(b)	15,770	527,507
Ingredion, Inc.	11,506	1,280,158
Lancaster Colony Corp.	3,472	668,811
Performance Food Group Co. (a)(b)	27,176	1,624,038
Pilgrim's Pride Corp. (a)	8,034	199,002
Post Holdings, Inc. (a)(b)	9,324	795,337
Sprouts Farmers Market, Inc. (a)(b)	17,952	704,616
The Boston Beer Co., Inc. - Class A (a)(b)	1,688	626,991
US Foods Holding Corp. (a)	39,970	1,707,918
		17,623,724
Energy - 4.5%
Antero Midstream Corp.	58,418	697,511
Antero Resources Corp. (a)	48,004	1,284,107
ChampionX Corp. (b)	34,416	1,225,210
Chord Energy Corp.	7,242	1,135,835
CNX Resources Corp. (a)(b)	28,862	588,785
DT Midstream, Inc. (b)	16,862	902,454
Equitrans Midstream Corp.	75,378	781,670
HF Sinclair Corp.	22,416	1,167,649
Matador Resources Co. (b)	19,738	1,098,025
Murphy Oil Corp. (b)	25,490	1,102,952
NOV, Inc. (b)	68,534	1,376,163
Ovintiv, Inc.	42,550	1,961,130
PBF Energy, Inc. - Class A	19,044	903,447
PDC Energy, Inc.	15,176	1,151,707
Range Resources Corp.	41,954	1,318,614
Southwestern Energy Co. (a)	191,618	1,241,685
Valaris Ltd. (a)	10,514	807,475
		18,744,419
Financials - 12.8%
Affiliated Managers Group, Inc.	6,250	866,500
American Financial Group, Inc.	12,200	1,483,642
Associated Banc-Corp. (b)	26,780	507,481
Bank OZK (b)	18,746	819,762
Brighthouse Financial, Inc. (a)(b)	11,606	605,021
Cadence Bank (b)	31,838	797,542
Cathay General Bancorp	12,596	479,152
CNO Financial Group, Inc.	19,936	512,754
Columbia Banking System, Inc.	36,300	811,305
Commerce Bancshares, Inc. (b)	19,738	1,049,667
Cullen Frost Bankers, Inc. (b)	11,208	1,216,965
East West Bancorp, Inc.	24,598	1,530,242
Essent Group Ltd.	18,646	924,842
Evercore, Inc. (b)	6,150	830,619
Federated Hermes, Inc.	14,778	499,940
First American Financial Corp.	17,952	1,137,798
First Financial Bankshares, Inc. (b)	22,614	736,990
First Horizon Corp.	93,628	1,276,150
FirstCash Holdings, Inc.	6,448	614,365
FNB Corp.	62,882	804,261
Glacier Bancorp, Inc. (b)	19,342	632,483
Hancock Whitney Corp. (b)	14,978	659,182
Home BancShares, Inc. (b)	32,830	798,097
Interactive Brokers Group, Inc.	17,952	1,567,748
International Bancshares Corp.	9,224	457,879
Janus Henderson Group PLC	23,110	678,278
Jefferies Financial Group, Inc.	32,234	1,185,889
Kemper Corp.	11,110	566,277
Kinsale Capital Group, Inc.	3,770	1,404,815
MGIC Investment Corp.	49,888	835,125
New York Community Bancorp, Inc. (b)	125,662	1,742,932
Old National Bancorp/IN (b)	50,880	866,486
Old Republic International Corp.	47,410	1,307,094
Pinnacle Financial Partners, Inc.	13,390	1,016,301
Primerica, Inc. (b)	6,348	1,350,220
Prosperity Bancshares, Inc. (b)	16,266	1,029,963
Reinsurance Group of America, Inc.	11,606	1,628,902
RenaissanceRe Holdings Ltd.	8,728	1,630,041
RLI Corp.	7,042	939,473
SEI Investments Co.	17,656	1,112,151
Selective Insurance Group, Inc.	10,514	1,084,940
SLM Corp.	42,152	682,019
SouthState Corp. (b)	13,192	1,024,623
Stifel Financial Corp.	18,448	1,172,186
Synovus Financial Corp.	25,392	860,789
Texas Capital Bancshares, Inc. (a)	8,332	531,998
The Hanover Insurance Group, Inc.	6,250	709,250
The Western Union Co.	65,162	793,673
UMB Financial Corp.	7,738	549,398
United Bankshares, Inc.	23,408	782,763
Unum Group	32,234	1,566,895
Valley National Bancorp (b)	73,394	753,022
Voya Financial, Inc.	17,060	1,266,876
Webster Financial Corp. (b)	30,450	1,440,894
Wintrust Financial Corp.	10,614	895,397
		53,029,057
Health Care - 9.2%
Acadia Healthcare Co., Inc. (a)	15,970	1,262,109
Amedisys, Inc. (a)	5,754	522,693
Arrowhead Pharmaceuticals, Inc. (a)	18,646	643,660
Azenta, Inc. (a)	11,308	531,250
Bruker Corp.	17,358	1,192,842
Chemed Corp.	2,678	1,395,479
Doximity, Inc. - Class A (a)(b)	20,630	737,110
Encompass Health Corp.	17,456	1,152,620
Enovis Corp. (a)	8,332	532,415
Envista Holdings Corp. (a)(b)	28,466	979,515
Exelixis, Inc. (a)	56,632	1,116,217
Globus Medical, Inc. (a)(b)	13,886	836,909
Haemonetics Corp. (a)	8,828	814,295
Halozyme Therapeutics, Inc. (a)(b)	22,912	984,300
HealthEquity, Inc. (a)(b)	14,878	1,010,811
ICU Medical, Inc. (a)(b)	3,472	618,641
Inari Medical, Inc. (a)(b)	9,324	532,121
Integra LifeSciences Holdings Corp. (a)	12,398	563,737
Jazz Pharmaceuticals PLC (a)	11,208	1,461,747
Lantheus Holdings, Inc. (a)	11,902	1,029,404
LivaNova PLC (a)	9,522	556,561
Masimo Corp. (a)	8,432	1,031,234
Medpace Holdings, Inc. (a)(b)	4,266	1,080,023
Neogen Corp. (a)(b)	37,590	871,712
Neurocrine Biosciences, Inc. (a)	16,960	1,728,054
Omnicell, Inc. (a)	7,936	501,158
Option Care Health, Inc. (a)	28,764	971,648
Patterson Cos., Inc.	15,374	505,651
Penumbra, Inc. (a)(b)	6,646	2,016,131
Perrigo Co. PLC	23,506	861,260
Progyny, Inc. (a)	13,390	559,166
QuidelOrtho Corp. (a)	9,424	823,281
R1 RCM, Inc. (a)(b)	24,498	423,325
Repligen Corp. (a)(b)	9,026	1,548,501
Shockwave Medical, Inc. (a)	6,348	1,654,289
Sotera Health Co. (a)	17,556	333,213
STAAR Surgical Co. (a)(b)	8,530	467,188
Syneos Health, Inc. (a)	18,052	765,585
Tenet Healthcare Corp. (a)	17,754	1,326,756
United Therapeutics Corp. (a)	8,134	1,974,284
		37,916,895
Industrials - 21.8%
Acuity Brands, Inc.	5,556	918,073
Advanced Drainage Systems, Inc.	10,910	1,330,911
AECOM	24,200	2,105,400
AGCO Corp.	10,812	1,439,077
ASGN, Inc. (a)	8,530	651,010
Avis Budget Group, Inc. (a)(b)	4,166	917,728
Builders FirstSource, Inc. (a)	22,316	3,223,100
CACI International, Inc. (a)	3,968	1,390,546
Carlisle Cos., Inc.	8,928	2,474,842
Chart Industries, Inc. (a)(b)	7,340	1,337,054
Clean Harbors, Inc. (a)	8,728	1,451,117
Concentrix Corp.	7,440	619,306
Crane Co.	8,432	789,994
Crane NXT Co.	8,530	504,550
Curtiss-Wright Corp.	6,646	1,271,779
Donaldson Co., Inc.	21,126	1,327,347
EMCOR Group, Inc.	8,232	1,770,209
EnerSys	7,142	773,621
Esab Corp.	9,026	620,086
ExlService Holdings, Inc. (a)	5,754	811,026
Exponent, Inc.	8,828	790,812
Flowserve Corp.	22,812	861,381
Fluor Corp. (a)(b)	24,896	771,278
Fortune Brands Innovations, Inc. (b)	22,020	1,564,961
FTI Consulting, Inc. (a)(b)	5,952	1,042,552
GATX Corp.	6,150	770,964
Genpact Ltd.	29,458	1,063,139
Graco, Inc.	29,260	2,321,196
GXO Logistics, Inc. (a)(b)	20,730	1,390,361
Hertz Global Holdings, Inc. (a)(b)	27,474	462,937
Hexcel Corp.	14,680	1,037,582
Hubbell, Inc.	9,324	2,909,088
Insperity, Inc. (b)	6,250	735,313
ITT, Inc.	14,382	1,432,447
JetBlue Airways Corp. (a)(b)	57,624	447,738
KBR, Inc.	23,606	1,451,533
Kirby Corp. (a)	10,414	848,533
Knight-Swift Transportation Holdings, Inc.	28,070	1,705,253
Landstar System, Inc. (b)	6,250	1,272,438
Lennox International, Inc.	5,654	2,077,506
Lincoln Electric Holdings, Inc.	10,018	2,010,713
ManpowerGroup, Inc.	8,728	688,465
MasTec, Inc. (a)	10,414	1,226,249
MDU Resources Group, Inc.	35,408	783,225
Mercury Systems, Inc. (a)	10,316	391,802
MSA Safety, Inc.	6,448	1,070,368
MSC Industrial Direct Co., Inc.	8,232	830,773
nVent Electric PLC	28,862	1,526,223
Oshkosh Corp.	11,406	1,050,150
Owens Corning	15,672	2,193,923
Regal Rexnord Corp.	11,506	1,797,007
Ryder System, Inc.	8,134	830,888
Saia, Inc. (a)(b)	4,662	1,972,679
Science Applications International Corp.	9,424	1,143,508
Simpson Manufacturing Co., Inc.	7,440	1,175,520
Stericycle, Inc. (a)	16,068	682,729
Sunrun, Inc. (a)(b)	37,888	719,114
Terex Corp. (b)	11,804	692,069
Tetra Tech, Inc. (b)	9,224	1,560,793
The Brink's Co. (b)	8,034	586,161
The Middleby Corp. (a)	9,324	1,415,849
The Timken Co. (b)	11,506	1,068,447
The Toro Co.	18,150	1,844,948
Trex Co., Inc. (a)(b)	18,944	1,309,788
UFP Industries, Inc.	10,812	1,111,041
Univar Solutions, Inc. (a)	27,474	992,910
Valmont Industries, Inc.	3,670	971,633
Vicor Corp. (a)(b)	3,968	366,127
Watsco, Inc. (b)	5,852	2,213,168
Watts Water Technologies, Inc. - Class A	4,762	888,256
Werner Enterprises, Inc. (b)	10,216	480,356
WESCO International, Inc.	7,836	1,375,767
Woodward, Inc.	10,414	1,253,637
XPO Logistics, Inc. (a)(b)	20,134	1,394,078
		90,302,152
Information Technology - 11.6%
ACI Worldwide, Inc. (a)	18,846	437,039
Allegro MicroSystems, Inc. (a)(b)	11,308	583,606
Amkor Technology, Inc. (b)	17,854	519,373
Arrow Electronics, Inc. (a)	9,820	1,399,743
Aspen Technology, Inc. (a)(b)	5,060	903,210
Avnet, Inc.	15,870	769,695
Belden, Inc.	7,440	719,002
Blackbaud, Inc. (a)	7,936	598,771
BWX Technologies, Inc.	15,870	1,095,030
Calix, Inc. (a)	10,118	456,423
Ciena Corp. (a)(b)	25,986	1,096,609
Cirrus Logic, Inc. (a)	9,622	777,458
Cognex Corp.	30,052	1,641,440
Coherent Corp. (a)	24,300	1,150,848
CommVault Systems, Inc. (a)	7,638	595,229
Dropbox, Inc. - Class A (a)	47,310	1,275,004
Dynatrace, Inc. (a)	37,690	2,061,266
Envestnet, Inc. (a)	9,424	584,099
Euronet Worldwide, Inc. (a)	8,232	723,346
IPG Photonics Corp. (a)	5,456	717,191
Jabil, Inc.	23,110	2,557,584
Kyndryl Holdings, Inc. (a)	35,606	486,378
Lattice Semiconductor Corp. (a)	24,002	2,182,742
Littelfuse, Inc. (b)	4,364	1,329,274
Lumentum Holdings, Inc. (a)(b)	12,002	628,425
MACOM Technology Solutions Holdings, Inc. (a)(b)	9,026	631,098
Manhattan Associates, Inc. (a)	10,812	2,060,983
Maximus, Inc. (b)	10,614	889,029
MKS Instruments, Inc.	10,018	1,093,665
National Instruments Corp.	22,912	1,351,808
NCR Corp. (a)	24,598	661,194
Novanta, Inc. (a)	6,250	1,105,625
Paylocity Holding Corp. (a)	7,142	1,620,163
Power Integrations, Inc.	10,018	973,148
Qualys, Inc. (a)	5,852	812,258
Silicon Laboratories, Inc. (a)(b)	5,556	828,622
Super Micro Computer, Inc. (a)(b)	7,936	2,621,023
Synaptics, Inc. (a)	6,844	618,082
TD SYNNEX Corp.	7,242	714,858
Teradata Corp. (a)	17,556	998,059
Universal Display Corp. (b)	7,538	1,099,643
Vishay Intertechnology, Inc.	22,218	625,437
Vontier Corp.	27,078	837,522
WEX, Inc. (a)	7,440	1,408,764
Wolfspeed, Inc. (a)(b)	21,622	1,424,890
Xerox Holdings Corp.	19,936	318,577
		47,983,233
Materials - 7.4%
Alcoa Corp.	31,044	1,123,482
AptarGroup, Inc.	11,406	1,385,373
Ashland Global Holdings, Inc.	8,432	770,348
Avient Corp.	14,878	603,005
Axalta Coating Systems Ltd. (a)	38,582	1,234,624
Berry Global Group, Inc.	20,730	1,359,266
Cabot Corp.	9,820	697,220
Cleveland-Cliffs, Inc. (a)	89,660	1,582,499
Commercial Metals Co.	20,332	1,163,397
Crown Holdings, Inc.	20,928	1,941,281
Eagle Materials, Inc.	6,250	1,152,312
Graphic Packaging Holding Co.	53,460	1,293,732
Greif, Inc. - Class A (b)	4,564	337,599
Knife River Corp. (a)	9,026	392,360
Louisiana-Pacific Corp.	12,498	951,473
MP Materials Corp. (a)(b)	16,068	383,222
NewMarket Corp.	1,192	538,426
Olin Corp. (b)	20,928	1,207,127
Reliance Steel & Aluminum Co. (b)	10,216	2,991,858
Royal Gold, Inc.	11,406	1,370,317
RPM International, Inc.	22,416	2,315,797
Sensient Technologies Corp.	7,440	476,458
Silgan Holdings, Inc.	14,580	639,333
Sonoco Products Co.	17,060	1,000,398
The Chemours Co. (b)	25,986	960,962
The Scotts Miracle-Gro Co.	7,242	507,230
United States Steel Corp. (b)	39,376	1,004,088
Westlake Chemical Corp.	5,952	818,400
Worthington Industries, Inc.	5,356	399,665
		30,601,252
Real Estate - 0.3%
Jones Lang LaSalle, Inc. (a)	8,332	1,387,695

Utilities - 3.2%
ALLETE, Inc.	10,018	575,334
Black Hills Corp.	11,606	700,190
Essential Utilities, Inc.	41,856	1,770,090
Hawaiian Electric Industries, Inc.	19,044	731,099
IDACORP, Inc. (b)	8,828	907,695
National Fuel Gas Co.	15,970	848,167
New Jersey Resources Corp.	16,862	753,731
NorthWestern Corp.	10,316	582,544
OGE Energy Corp.	34,814	1,258,526
ONE Gas, Inc. (b)	9,622	761,389
Ormat Technologies, Inc. (b)	9,126	741,944
PNM Resources, Inc.	14,978	671,314
Portland General Electric Co. (b)	16,862	803,811
Southwest Gas Holdings, Inc.	11,406	752,112
Spire, Inc. (b)	9,126	580,140
UGI Corp.	36,400	982,436
		13,420,522
TOTAL COMMON STOCKS (Cost $354,840,340)		381,630,046

REAL ESTATE INVESTMENT TRUSTS - 7.7%
Agree Realty Corp. (b)	16,564	1,073,016
Annaly Capital Management, Inc.	85,990	1,727,539
Apartment Income REIT Corp.	25,986	897,556
Brixmor Property Group, Inc.	52,270	1,188,620
Corporate Office Properties Trust (b)	19,540	508,040
Cousins Properties, Inc.	26,382	644,512
CubeSmart (b)	39,078	1,694,422
EastGroup Properties, Inc.	7,738	1,371,019
EPR Properties (b)	13,092	584,427
Equity LifeStyle Properties, Inc. (b)	30,574	2,176,257
Extra Space Storage, Inc.	1	126
First Industrial Realty Trust, Inc.	23,010	1,189,617
Healthcare Realty Trust, Inc. (b)	66,254	1,293,941
Highwoods Properties, Inc. (b)	18,350	463,704
Independence Realty Trust, Inc.	39,078	665,889
Kilroy Realty Corp. (b)	18,350	655,095
Kite Realty Group Trust	38,186	873,696
Lamar Advertising Co. - Class A (b)	15,274	1,507,544
Medical Properties Trust, Inc. (b)	104,140	1,050,773
National Retail Properties, Inc. (b)	31,640	1,350,395
National Storage Affiliates Trust	14,282	482,589
Omega Healthcare Investors, Inc. (b)	40,764	1,300,372
Park Hotels & Resorts, Inc.	37,492	511,016
Physicians Realty Trust (b)	40,664	599,387
PotlatchDeltic Corp. (b)	13,886	744,706
Rayonier, Inc. (b)	25,788	854,098
Rexford Industrial Realty, Inc. (b)	35,012	1,928,811
Sabra Health Care REIT, Inc. (b)	40,268	523,081
Spirit Realty Capital, Inc. (b)	24,598	992,037
STAG Industrial, Inc. (b)	31,242	1,134,085
Starwood Property Trust, Inc. (b)	54,352	1,127,261
Vornado Realty Trust (b)	28,070	631,014
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,657,929)		31,744,645
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$819,340	819,340
TOTAL SHORT-TERM INVESTMENTS (Cost $819,340)		819,340
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	100,609,554	100,609,554
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $100,609,554)		100,609,554

Total Investments (Cost $486,927,163) - 124.3%		514,803,585
Liabilities in Excess of Other Assets - (24.3)%		(100,674,720)
TOTAL NET ASSETS - 100.0%		$414,128,865

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $98,854,358 or 23.9% of net assets.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 381,630,046	$ -	$ -	$ -	$ 381,630,046
Real Estate Investment Trusts	31,744,645	-	-	-	31,744,645
Short-Term Investments	819,340	-	-	-	819,340
Investments Purchased with Proceeds from Securities Lending	-	-	-	100,609,554	100,609,554
Total Investments in Securities	$ 414,194,031	$ -	$ -	$ 100,609,554	$ 514,803,585
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.